Related Party Balance and Transactions (Details)																						6 Months Ended			12 Months Ended
	Jun. 28, 2024 USD ($)	Jun. 28, 2024 CNY (¥)	Apr. 26, 2024 USD ($)	Apr. 26, 2024 CNY (¥)	Mar. 08, 2024 USD ($)	Mar. 08, 2024 CNY (¥)	Oct. 27, 2023 USD ($)	Oct. 27, 2023 CNY (¥)	Oct. 26, 2023 USD ($)	Oct. 26, 2023 CNY (¥)	Jun. 13, 2023 USD ($)	Jun. 13, 2023 CNY (¥)	Feb. 07, 2023 USD ($)	Feb. 07, 2023 CNY (¥)	Nov. 04, 2022 USD ($)	Nov. 04, 2022 CNY (¥)	Sep. 22, 2022 USD ($)	Sep. 22, 2022 CNY (¥)	Aug. 04, 2022 USD ($)	Aug. 04, 2022 CNY (¥)	Jul. 31, 2022 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Oct. 26, 2023 CNY (¥)	May 16, 2023 USD ($)	May 16, 2023 CNY (¥)	Jan. 18, 2023 USD ($)	Jan. 18, 2023 CNY (¥)
Related Party Balance and Transactions [Line Items]
Purchased graphite material | $																								$ 16,012
Revolving credit	$ 14,084,705	¥ 100,000,000	$ 123,844	¥ 900,000	$ 14,084,705	¥ 100,000,000
Commercial notes																						1,382,495				¥ 10,046,868	$ 3,736,991	¥ 26,532,265
Gross consideration (in Yuan Renminbi) | ¥																									¥ 10,000,000
Sales and leaseback financing contract							$ 2,064,069	¥ 15,000,000					$ 2,752,092	¥ 20,000,000	$ 5,504,183	¥ 40,000,000
Bank loan interest rate			9.504%	9.504%	9.504%	9.504%
Credit facility agreement									$ 1,376,046	¥ 10,000,000													¥ 50,000,000
Principal of the contract											$ 4,026,013	¥ 29,257,844
Banker’s acceptance note																						2,751,459				19,995,400
Unsecured amount of banker’s acceptance note																						$ 1,368,964				¥ 9,948,533
Shanghai Huiyang Investment Co [Member]
Related Party Balance and Transactions [Line Items]
Annual interest rate percentage																						4.35%				4.35%	4.35%	4.35%
Due date																						Aug. 13, 2023	Aug. 13, 2023
Chongqing Xingyu Finance Lease Co., Ltd. [Member]
Related Party Balance and Transactions [Line Items]
Bank loan interest rate											5.80%	5.80%
Minimum [Member]
Related Party Balance and Transactions [Line Items]
Due date																						Jun. 04, 2024	Jun. 04, 2024
Minimum [Member] | Everbright Bank [Member]
Related Party Balance and Transactions [Line Items]
Bank loan interest rate																						2.00%	2.00%
Maximum [Member]
Related Party Balance and Transactions [Line Items]
Due date																						Sep. 25, 2024	Sep. 25, 2024
Maximum [Member] | Everbright Bank [Member]
Related Party Balance and Transactions [Line Items]
Bank loan interest rate																						4.50%	4.50%
Far East International Financial Leasing Co., Ltd. (“Far East”) [Member]
Related Party Balance and Transactions [Line Items]
Obtain a loan																	$ 2,752,092	¥ 20,000,000
Zhuhai Investment [Member]
Related Party Balance and Transactions [Line Items]
Annual interest rate percentage																						8.00%				8.00%	8.00%	8.00%
Due date																						Dec. 31, 2023	Dec. 31, 2023
Purchased graphite material | $																						$ 13,860
Mr. Haiping Hu [Member]
Related Party Balance and Transactions [Line Items]
Unpaid consideration																						$ 3,440,114	¥ 25,000,000
Revolving Credit Facility [Member]
Related Party Balance and Transactions [Line Items]
Revolving credit																			$ 2,752,092	¥ 20,000,000
Obtained credit amount																																$ 4,128,137	¥ 30,000,000
Post Bank [Member]
Related Party Balance and Transactions [Line Items]
Obtained credit amount																											$ 3,985,972	¥ 28,300,000
SPD Bank [Member]
Related Party Balance and Transactions [Line Items]
Obtained credit amount									6,880,228																				¥ 50,000,000
Shanghai Hui Yang Investment Co [Member]
Related Party Balance and Transactions [Line Items]
Shareholder equity, percentage																						9.6451%				9.6451%
Mr. Shousheng Guo [Member]
Related Party Balance and Transactions [Line Items]
Shareholder equity, percentage																						3.00%				3.00%
Mr. Chenming Qi [Member]
Related Party Balance and Transactions [Line Items]
Shareholder equity, percentage																						3.00%				3.00%
Ms. Jing Ji [Member]
Related Party Balance and Transactions [Line Items]
Shareholder equity, percentage																						46.00%				46.00%
Sunrise Guizhou [Member]
Related Party Balance and Transactions [Line Items]
Shareholder equity, percentage																						9.6451%				9.6451%
Gross consideration (in Yuan Renminbi) | ¥																					¥ 40,000,000
Obtained credit amount																						$ 4,128,137				¥ 30,000,000	7,042,353	50,000,000
Credit facility agreement									$ 2,752,092	¥ 20,000,000
Sunrise Guizhou [Member] | Zhuhai Investment [Member]
Related Party Balance and Transactions [Line Items]
Unsecured commercial notes																											1,760,316	12,498,069
Sunrise Guizhou [Member] | Revolving Credit Facility [Member]
Related Party Balance and Transactions [Line Items]
Obtained credit amount																														$ 13,760,458	¥ 100,000,000
Guizhou Yilong [Member]
Related Party Balance and Transactions [Line Items]
Shareholder equity, percentage																					100.00%	3.0864%				3.0864%
Commercial notes
Company deposited																											$ 1,976,675	¥ 14,034,196